UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

WINSLOW GREEN GROWTH FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Security Description	Value

	COMMON STOCK - 98.7%

	Clean Energy - 24.7%
610,000	American Superconductor Corp. (a)	$14,377,700
1,066,410	Canadian Hydro Developers, Inc. (a)	4,142,469
5,745,230	Capstone Turbine Corp. (a)	7,411,347
350,000	Energy Conversion Devices, Inc. (a)	20,387,500
55,000	First Solar, Inc. (a)	10,390,050
10,000	Gamesa Corporacion Tecnologica, S.A.	337,853
72,215	Infinity Bio-Energy, Ltd (a)(b)	140,819
1,168,519	Nevada Geothermal Power, Inc. (a)	779,562
2,581,007	Nevada Geothermal Power, Inc. Private Placement (a)(b)(c)	1,649,263
620,500	Protonex Technology Corp. (a)(b)	579,154
1,121,920	Real Goods Solar, Inc. (a)(b)(d)	4,644,749
179,614	Solar Millennium AG (a)	5,464,303
3,657,000	U.S. Geothermal, Inc. (a)(d)	6,509,460
294,708	U.S. Geothermal, Inc. Restricted (a)(c)(d)	472,122
10,000	Vestas Wind Systems (a)	850,943
		78,137,294
	Consumer Services - 1.4%
541,814	Princeton Review, Inc. (a)	4,334,512

	Environmental Services - 9.5%
872,286	Casella Waste Systems, Inc. (a)	10,240,638
150,000	Stantec, Inc. (a)	3,570,000
567,869	Telvent GIT S.A.	13,532,318
6,330,000	World Energy Solutions, Inc. (a)(b)(d)	2,795,490
		30,138,446

	Green Building Products - 18.7%
622,792	Apogee Enterprises, Inc.	9,360,564
700,000	Interface, Inc.	7,959,000
1,188,883	Lighting Science Group Corp. (a)	3,566,649
1,100,000	LSB Industries, Inc.(d)	15,235,000
1,187,171	Orion Energy Systems, Inc. (a)(d)	6,660,029
665,000	Waterfurnace Renewable Energy, Ltd. (b)(d)	16,508,621
		59,289,863

	Internet / Software - 6.6%
300,000	Bankrate, Inc. (a)	11,673,000
800,000	Monotype Imaging Holdings, Inc. (a)	8,904,000
992,257	Think Partnership, Inc. (a)	198,451
		20,775,451

	Medical Products - 5.3%
400,550	SurModics, Inc. (a)	12,613,320
3,375,000	ThermoGenesis Corp. (a)(d)	4,218,750
		16,832,070

	Pharmaceuticals - 7.9%
335,000	AMAG Pharmaceuticals, Inc. (a)	12,974,550
100,000	Biomarin Pharmaceuticals, Inc. (a)	2,649,000
1,430,000	Repligen Corp. (a)	6,735,300
2,492,816	Unigene Laboratories, Inc. (a)(b)	2,717,169
		25,076,019

	Resource Efficiency - 9.0%
787,375	Carmanah Technologies Corp. (a)	643,661
235,000	Energy Recovery, Inc. (a)	2,253,650
40,000	Itron, Inc. (a)	3,541,200
2,325,000	Orbcomm, Inc. (a)(d)	11,462,250
1,733,311	Pure Technologies, Ltd. (a)	3,745,939
300,000	Sims Group Ltd.	6,930,000
		28,576,700

	Sustainable Living - 8.2%
381,971	Bio Extraction, Inc. (a)	122,030
740,101	Gaiam, Inc. (a)	7,845,070
420,000	Green Mountain Coffee Roasters, Inc. (a)	16,522,800
1,500,143	Organic To Go Food Corp. (a)	1,530,146
		26,020,046

	Water Management - 7.4%
1,901,984	Basin Water, Inc. (a)(d)	3,499,651
1,815,973	Bioteq Environmental Technologies, Inc. (a)	3,754,704
160,000	Lindsay Corp.	11,640,000
23,558	Nalco Holding Company	436,765
50,000	Valmont Industries, Inc.	4,134,500
		23,465,620

	Total Common Stock (Cost $397,788,941)	312,646,021

	Warrants - 0.0%
57,142	Akeena Solar, Inc., Expires 11/2/12 at $10.08 (a)(c)	-
343,569	Capstone Turbine Corp., Expires 9/17/2013 at $1.92 (a)(c)	-
399,540	Delcath Systems, Inc. Expires 09/21/12 at $4.53 (a)(c)	-
175,480	Infinity Bio-Energy, Ltd., Expires 5/23/10 at $5.00 (a)	48,257
615,000	Nova Biosource Fuels, Inc., Expires 12/20/11 at $2.72 (a)(c)	-
675,064	Organic To Go Food Corp., Expires 10/15/12 at $2.50 (a)(c)	-
147,354	U.S. Geothermal, Inc. 4/24/2010 at $3.00 (a)(c)	-
	Total Warrants (Cost $87,740)	48,257

	Short Term Investments - 1.9%
6,027,567	Fidelity Institutional Money Market Fund (Cost $6,027,567)	6,027,567

	Total Investments (Cost $403,904,248) - 100.6%	$318,721,845

	Liabilities in Excess of Other Assets - (0.6)%	(1,807,216)

	NET ASSETS - 100.0%	$316,914,629

(a) Non-income producing security.
(b) Security is considered illiquid. As of September 30, 2008, the value of these investments was $29,035,265 or 9.2% of total net assets.
(c) Securities are fair valued under the supervision of the Board of Trustees.
(d) Affiliated Company as defined by the Investment Company Act of 1940.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

Cost of investments	$405,203,264
Gross unrealized appreciation	32,490,584
Gross unrealized depreciation	(118,972,003)
Net unrealized depreciation	(86,481,419)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	CALL OPTIONS WRITTEN AT SEPTEMBER 30, 2008 (Unaudited)

Contracts	Security Description	Strike price	Expiration	Value
2,600	AMAG Pharmaceuticals	60	11/2008	1,209,000
380	First Solar, Inc.	320	11/2008	31,350
400	Itron, Inc.	120	11/2008	12,000
	Total Call Options Written (Premiums received $906,382)			1,252,350

FAS 157 - Summary of Fair Value Disclosure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective March 31, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$316,600,460	($1,252,350.00)
Level 2 - Other Significant observable inputs	-	-
Level 3 - Significant unobservable inputs	2,121,385	-
Total	$318,721,845	($1,252,350)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FAS 157 - Level 3 Reconciliation at September 30, 2008

Investments in Securities
Balance as of 12/31/07	$42,874,030
Change in unrealized appreciation	(1,251,520)
Realized gain (loss)	(4,114,062)
Net purchases / sales	(17,885,733)
Transfers in and out of level 3	(17,501,330)
Balance as of 9/30/08	$2,121,385

WINSLOW GREEN SOLUTIONS FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Security Description	Value

	COMMON STOCK - 98.9%

	Clean Energy - 26.1%
285,346	Babcock & Brown Wind Partners Group	$236,770
29,672	Calpine Corp.(a)	385,736
50,115	Canadian Hydro Developers, Inc. (a)	194,656
141,200	Capstone Turbine Corp. (a)	182,148
9,872	Energy Conversion Devices, Inc. (a)	575,044
3,392	First Solar, Inc. (a)	640,783
4,403	Infinity Bio-Energy, Ltd. (a)	8,586
60,286	Nevada Geothermal Power, Inc. (a)	40,219
18,273	Ormat Technologies, Inc.	663,858
16,500	Protonex Technology Corp. (a)	15,401
51,359	Real Goods Solar, Inc. (a)	212,626
22,119	Renewble Energy Corp. (a)	397,204
6,450	Solar Millennium AG (a)	196,225
2,684	Sunpower Corp. (a)	190,376
105,861	U.S. Geothermal, Inc. (a)	188,433
24,000	U.S. Geothermal, Inc. Restricted (a)(b)	38,448
13,101	Vestas Wind Systems (a)	1,114,821
		5,281,334
	Environmental Services - 9.9%
38,749	Casella Waste Systems, Inc. (a)	454,913
5,828	Climate Exchange Plc (a)	106,203
26,301	Covanta Holdings Corp. (a)	629,646
29,365	Telvent GIT S.A.	699,768
217,999	World Energy Solutions, Inc. (a)	96,274
		1,986,804

	Green Building Products - 12.9%
12,774	Acuity Brands, Inc.	533,442
21,895	Apogee Enterprises, Inc.	329,082
32,501	Interface, Inc.	369,536
42,202	Kingspan Group	377,265
22,585	Miller Herman, Inc.	552,655
17,997	Waterfurnace Renewable Energies, Ltd.	446,775
		2,608,755

	Green Transportation - 8.7%
79,547	Bombardier, inc.	432,024
16,486	Borgwarner, Inc.	540,246
83,329	Firstgroup Plc	788,876
		1,761,146

	Resource Efficiency - 22.7%
15,513	Baldor Electric Co.	446,929
234,580	Carmanah Technologies Corp. (a)	191,764
3,292	Deere & Co.	162,954
7,674	Itron, Inc. (a)	679,379
22,779	Johnson Controls, Inc.	690,887
6,801	Novozymes AS	596,692
14,205	Roper Industries, Inc.	809,117
4,887	Schnitzer Steel Industries, Inc.	191,766
19,888	Sims Group Ltd. (NYSE)	459,413
15,041	Sims Group Ltd. (Austr.)	354,208
		4,583,109

	Sustainable Living - 9.3%
5,435	Chipotle Mexican Grill, Inc. (a)	301,588
34,324	Gaiam, Inc. (a)	363,834
11,937	Green Mountain Coffee Roasters, Inc. (a)	469,602
35,556	Sunopta, Inc. (a)	219,025
21,190	United Natural Foods, Inc. (a)	529,538
		1,883,587

	Water Management - 9.3%
79,034	Bioteq Environmental Technologies, Inc. (a)	163,378
26,874	Energy Recovery, Inc. (a)	257,722
8,510	Nalco Holding Company	619,103
20,463	Lindsay Corp.	379,384
5,567	Valmont Industries, Inc.	460,335
		1,879,922

	Total Common Stock (Cost $23,572,894)	19,984,657

	Warrants - 0.0%
42,360	Capstone Turbine Corp., Expires 9/17/2013 at $1.92 (a)(b)	-
2,854	Infinity Bio-Energy, Ltd., Expires 5/23/10 at $5.00 (a)	785
10,500	Nova Biosource Fuels, Inc., Expires 12/20/11 at $2.72 (a)(b)	-
12,000	U.S. Geothermal, Inc. 4/24/2010 at $3.00 (a)(b)	-
	Total Warrants (Cost $1,427)	785

	Short Term Investments - 3.2%
403,312	Fidelity Institutional Money Market Fund	403,312
253,728	First American Institutional Government Fund	253,728
	Total Short Term Investments (Cost $657,040)	657,040

	Total Investments (Cost $24,231,361) - 102.1%	20,642,482

	Liabilities in Excess of Other Assets - (2.1)%	(423,631)

	NET ASSETS - 100.0%	$20,218,851

(a) Non-income producing security.
(b) Securities are fair valued under the supervision of the Board of Trustees

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

Cost of investments	$24,231,361
Gross unrealized appreciation	1,339,984
Gross unrealized depreciation	(4,928,863)
Net unrealized depreciation	(3,588,879)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Disclosure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective March 31, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$20,604,034	-
Level 2 - Other Significant observable inputs	-	-
Level 3 - Significant unobservable inputs	38,448	-
Total	$20,642,482	$0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FAS 157 - Level 3 Reconciliation at September 30, 2008

Investments in Securities
Balance as of 12/31/07	$1,890
Change in unrealized appreciation	(19,760)
Net purchases / sales	56,318
Balance as of 9/30/08	$38,448

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title    /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 29, 2008

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  October 24, 2008

•	Print the name and title of each signing officer under his or her signature.